UNITED STATES

SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number
811-3723

     Fidelity New York Municipal Trust
(Exact name of registrant as specified in charter)

     82 Devonshire St., Boston, Massachusetts 02109
(Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary 82 Devonshire St. Boston, Massachusetts 02109 (Name and address of agent for service)

Registrant’s telephone number, including area code: 617-563-7000

Date of fiscal year end:	January 31
Date of reporting period:	October 31, 2005
Item 1.	Schedule of Investments

1

     Quarterly Holdings Report for Fidelity® New York Municipal Income Fund

October 31, 2005

1.809090.101 NFY-QTLY-1205

Investments October 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds — 98.6%

	Principal	Value
	Amount (000s)	(000s)
New York – 93.2%
Albany Indl. Dev. Agcy. Civic Facility Rev. (College of
Saint Rose Proj.) Series A:
5% 7/1/10 (AMBAC Insured)	$600	$639
5% 7/1/11 (AMBAC Insured)	500	535
5.5% 7/1/21 (AMBAC Insured)	2,300	2,482
Battery Park City Auth. Rev. Series A:
5.25% 11/1/16	2,000	2,171
5.25% 11/1/17	1,400	1,513
Cherry Valley Springfield Central School District:
7.8% 5/1/14 (Escrowed to Maturity) (d)	435	560
7.8% 5/1/15 (Escrowed to Maturity) (d)	435	569
7.8% 5/1/16 (Escrowed to Maturity) (d)	435	577
7.8% 5/1/17 (MBIA Insured)	435	585
7.8% 5/1/18 (Escrowed to Maturity) (d)	434	590
Dutchess County Indl. Dev. Agcy. Civic Facility Rev.:
(Bard College Civic Facility Proj.):
5.5% 8/1/20	4,190	4,473
5.75% 8/1/30	9,445	10,116
(Vassar College Proj.) 5.35% 9/1/40	7,000	7,417
Erie County Gen. Oblig. Series A:
5% 9/1/15 (FGIC Insured)	2,625	2,787
5% 9/1/16 (FGIC Insured)	1,680	1,777
5% 9/1/17 (FGIC Insured)	1,000	1,058
Erie County Indl. Dev. Agcy. School Facility Rev. (Buffalo
City School District Proj.):
5.75% 5/1/17 (FSA Insured)	8,940	9,859
5.75% 5/1/17 (FSA Insured)	5,950	6,712
5.75% 5/1/19 (FSA Insured)	1,500	1,649
5.75% 5/1/20 (FSA Insured)	1,400	1,536
5.75% 5/1/21 (FSA Insured)	1,755	1,924
5.75% 5/1/22 (FSA Insured)	4,900	5,366
5.75% 5/1/23 (FSA Insured)	1,000	1,094
5.75% 5/1/23 (FSA Insured)	6,620	7,417
5.75% 5/1/26 (FSA Insured)	5,500	6,133
Geneva Indl. Dev. Auth. Civic Facilities Rev. (Hobart &
William Smith Proj.) Series A, 5.375% 2/1/23 (FGIC
Insured)	3,485	3,750
Grand Central District Mgmt. Assoc., Inc. 5% 1/1/14	1,000	1,059
Hempstead Town Indl. Dev. Agcy. (American Ref-Fuel
Co. Proj.) 5% 12/1/10	7,000	7,181
Long Island Pwr. Auth. Elec. Sys. Rev. Series A, 5.75%
12/1/24	25,000	26,622

Quarterly Report 2

Municipal Bonds – continued
	Principal	Value
	Amount (000s)	(000s)
New York – continued
Metropolitan Trans. Auth. Commuter Facilities Rev. Series
1997 D, 5.125% 7/1/22 (Pre-Refunded to 1/1/12
@ 100) (d)	$1,100	$1,189
Metropolitan Trans. Auth. Dedicated Tax Fund Series A,
5.5% 11/15/26 (FSA Insured) (a)	13,575	14,865
Metropolitan Trans. Auth. Rev.:
Series 2002 A:
5% 11/15/30 (FSA Insured)	54,015	55,592
5.5% 11/15/15 (AMBAC Insured)	1,340	1,472
5.5% 11/15/16 (AMBAC Insured)	1,000	1,099
5.5% 11/15/17 (AMBAC Insured)	1,000	1,098
5.5% 11/15/18 (AMBAC Insured)	1,700	1,866
5.75% 11/15/32	10,000	11,038
Series A:
5.125% 11/15/31	12,150	12,588
5.5% 11/15/18 (AMBAC Insured)	2,000	2,263
Series B:
5.25% 11/15/18 (FGIC Insured)	4,000	4,304
5.25% 11/15/32	5,000	5,254
Series E, 5.5% 11/15/21 (MBIA Insured)	2,200	2,418
Series F, 5.25% 11/15/27 (MBIA Insured)	3,000	3,184
Metropolitan Trans. Auth. Svc. Contract Rev.:
(Trans. Facilities Proj.) Series 3, 7.375% 7/1/08
(Escrowed to Maturity) (d)	1,005	1,066
Series 2002 A, 5.75% 7/1/31 (AMBAC Insured)	3,025	3,313
Series 7, 5.625% 7/1/16 (Escrowed to Maturity) (d) .	3,000	3,015
Series A:
5.5% 1/1/20 (MBIA Insured)	8,000	8,744
5.5% 7/1/20 (MBIA Insured)	3,000	3,279
Series B:
5.5% 7/1/19 (MBIA Insured)	3,000	3,279
5.5% 7/1/23 (MBIA Insured)	5,000	5,450
Series O, 5.75% 7/1/13 (Escrowed to Maturity) (d)	3,000	3,288
Metropolitan Trans. Auth. Transit Facilities Rev.:
Series C:
4.75% 7/1/16 (Pre-Refunded to 1/1/12 @ 100) (d)	1,270	1,350
5.125% 7/1/13 (Pre-Refunded to 1/1/12
@ 100) (d)	765	829
Series N, 0% 7/1/11 (Escrowed to Maturity) (d)	5,980	4,814
Monroe County Arpt. Auth. Arpt. Rev. 5.25% 1/1/13
(MBIA Insured) (c)	1,000	1,053

3 Quarterly Report

Investments (Unaudited) - continued

Municipal Bonds – continued
	Principal	Value
	Amount (000s)	(000s)
New York – continued
Monroe County Gen. Oblig.:
6.5% 6/1/06	$120	$122
6.5% 6/1/07 (AMBAC Insured)	50	53
Monroe County Indl. Dev. Agcy. Civic Facility Rev.:
(Highland Hosp. Proj.):
5% 8/1/11	1,510	1,572
5% 8/1/13	1,650	1,720
(Nazareth College Rochester Proj.) 5.25% 10/1/21
(MBIA Insured)	1,000	1,064
Nassau County Gen. Oblig.:
Series U, 5.25% 11/1/15 (AMBAC Insured)	2,150	2,239
Series Z, 5% 9/1/11 (FGIC Insured)	3,000	3,184
Nassau County Indl. Dev. Agcy. Civic Facility Rev. (North
Shore Health Sys. Proj.):
Series 2001 A, 5.875% 11/1/11	165	174
Series 2001 B, 5.875% 11/1/11	1,140	1,204
Series 2001 C, 5.625% 11/1/10	725	756
Series 2001 D, 5.625% 11/1/10	1,225	1,306
Nassau County Interim Fin. Auth.:
Series 2000 A, 5.75% 11/15/11 (MBIA Insured)	10,845	11,847
Series A, 5% 11/15/18 (AMBAC Insured)	4,875	5,162
New York City Gen. Oblig.:
Series 1996 B, 6.5% 8/15/09	3,000	3,305
Series 1996 F, 5.75% 2/1/15 (Pre-Refunded to
2/1/06 @ 101.5) (d)	495	506
Series 1997 H, 6% 8/1/12 (FGIC Insured)	5,000	5,633
Series 1997 L, 5.75% 8/1/12	1,910	2,002
Series 1998 H, 5.5% 8/1/12	8,230	8,692
Series 2000 A, 6.5% 5/15/11	2,540	2,848
Series 2002 A, 5.75% 8/1/14	5,000	5,485
Series 2002 B, 5.75% 8/1/15	3,500	3,835
Series 2002 C, 5.5% 8/1/13	10,500	11,419
Series 2003 A:
5.5% 8/1/14	3,205	3,491
5.5% 8/1/20 (MBIA Insured)	7,000	7,664
Series 2003 C, 5.25% 8/1/10	5,000	5,334
Series 2003 E:
5.25% 8/1/10	2,000	2,134
5.25% 8/1/11	6,245	6,685
5.25% 8/1/14	3,390	3,625
Series 2003 F, 5.5% 12/15/10	1,000	1,081
Series 2003 I, 5.75% 3/1/16	3,000	3,296

Quarterly Report 4

Municipal Bonds – continued
	Principal	Value
	Amount (000s)	(000s)
New York – continued
New York City Gen. Oblig.: – continued
Series 2004 B, 5.25% 8/1/15	$7,200	$7,715
Series 2005 C, 5% 8/1/11	5,000	5,288
Series 2005 F, 5.25% 8/1/12	2,000	2,135
Series 2005 G, 5.625% 8/1/13 (MBIA Insured)	3,000	3,304
Series 2005 J:
5% 3/1/11	5,825	6,139
5% 3/1/13	2,500	2,643
Series A:
5.25% 11/1/14 (MBIA Insured)	1,350	1,458
6.25% 8/1/08	1,000	1,037
Series B:
5.75% 8/1/14	3,000	3,291
5.875% 8/15/13	1,970	2,039
6.2% 8/15/06	1,740	1,769
6.5% 8/15/11	1,000	1,132
7.5% 2/1/07	335	337
Series C:
5.75% 3/15/27 (FSA Insured)	1,120	1,225
5.75% 3/15/27 (Pre-Refunded to 3/15/12
@ 100) (d)	2,410	2,702
Series D:
5.25% 8/1/13	1,740	1,806
5.25% 8/1/13 (Pre-Refunded to 8/1/07 @ 101) (d)	760	793
5.25% 8/1/21 (MBIA Insured)	3,655	3,752
5.375% 8/1/17	1,750	1,821
5.375% 8/1/17 (Pre-Refunded to 8/1/07
@ 101) (d)	750	784
5.5% 6/1/12 (FGIC Insured)	1,850	2,026
Series E:
6% 8/1/11	140	145
6% 8/1/26	195	202
6.5% 2/15/06	315	318
Series F, 6% 8/1/16	355	367
Series G, 5.25% 8/1/14 (AMBAC Insured)	1,635	1,753
Series H:
5.75% 3/15/11 (FGIC Insured)	3,000	3,291
5.75% 3/15/13 (FSA Insured)	1,805	1,994
6% 8/1/17	980	1,031
6% 8/1/17 (Pre-Refunded to 8/1/07 @ 101) (d)	20	21
Series I, 6.125% 4/15/11	2,620	2,744

5 Quarterly Report

Investments (Unaudited) - continued

Municipal Bonds – continued
	Principal	Value
	Amount (000s)	(000s)
New York – continued
New York City Gen. Oblig.: – continued
Series J:
5.5% 6/1/18 (MBIA Insured)	$5,000	$5,479
5.875% 2/15/19	40	41
5.875% 2/15/19 (Pre-Refunded to 2/15/06
@ 101.5) (d)	55	56
6.125% 8/1/12	340	359
Subseries 2005 F1, 5.25% 9/1/14	3,000	3,232
New York City Health & Hosp. Corp. Rev. Series A:
5.5% 2/15/16 (FSA Insured)	2,605	2,829
5.5% 2/15/17 (FSA Insured)	3,000	3,255
5.5% 2/15/18 (FSA Insured)	2,500	2,709
5.5% 2/15/19 (FSA Insured)	1,250	1,357
New York City Indl. Dev. Agcy. Civic Facility Rev.:
(New York Univ. Proj.) Series 2001, 5.375% 7/1/15
(AMBAC Insured)	1,090	1,174
(Spence School, Inc. Proj.) 5% 7/1/27	3,255	3,361
New York City Indl. Dev. Agcy. Indl. Dev. Rev. (Japan
Airlines Co. Ltd. Proj.) Series 1991, 6% 11/1/15 (FSA
Insured) (c)	2,210	2,307
New York City Indl. Dev. Agcy. Spl. Facilities Rev. (Term.
One Group Assoc. Proj.) 6% 1/1/08 (c)	500	503
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys.
Rev.:
Series 2000, 5.5% 6/15/33	14,215	15,242
Series 2001 C, 5.125% 6/15/33	3,960	4,093
Series 2002 A, 5.125% 6/15/34 (FSA Insured)	16,500	17,179
Series A:
5% 6/15/32	5,000	5,093
5.125% 6/15/34 (MBIA Insured)	4,200	4,373
5.25% 6/15/33 (FGIC Insured)	1,280	1,334
5.375% 6/15/15	9,650	10,467
5.375% 6/15/15 (FGIC Insured)	7,000	7,588
6% 6/15/28 (Pre-Refunded to 6/15/12 @ 100) (d)	16,500	18,616
Series B, 5.375% 6/15/07 (Escrowed to Maturity) (d)	145	145
Series G:
5.125% 6/15/32	3,000	3,089
5.125% 6/15/32 (FGIC Insured)	4,750	4,910
5.5% 6/15/33 (MBIA Insured)	2,075	2,227
New York City Trust Cultural Resources Rev. (Museum of
Modern Art Proj.) Series 2001 D, 5.125% 7/1/31
(AMBAC Insured)	3,200	3,327

Quarterly Report 6

Municipal Bonds – continued
	Principal	Value
	Amount (000s)	(000s)
New York – continued
New York State Dorm. Auth. Lease Rev.:
Series 2003 B, 5.25%, tender 7/1/13 (XL Cap.
Assurance, Inc. Insured) (b)	$10,000	$10,769
Series A, 5.25% 5/15/10	3,440	3,665
New York State Dorm. Auth. Revs.:
(Champlain Valley Physicians Proj.):
6% 7/1/09 (AMBAC Insured)	370	402
6% 7/1/10 (AMBAC Insured)	250	276
(City Univ. Sys. Consolidation Proj.):
Series 2000 A, 6.125% 7/1/12 (AMBAC Insured) .	4,300	4,798
Series A, 5.75% 7/1/13	6,000	6,554
Series C, 7.5% 7/1/10	6,030	6,604
(Colgate Univ. Proj.):
6% 7/1/16 (MBIA Insured)	1,900	2,200
6% 7/1/21 (MBIA Insured)	2,500	2,955
(Columbia Univ. Proj.):
Series 2001 A:
5.25% 7/1/13	1,000	1,087
5.25% 7/1/15	2,000	2,172
Series B, 5.375% 7/1/18	1,000	1,091
(Jewish Med. Ctr. Proj.) 5% 7/1/18 (MBIA Insured)	8,000	8,234
(Long Island Jewish Med. Ctr. Proj.):
5% 7/1/08 (MBIA Insured)	2,000	2,090
5.25% 7/1/11 (MBIA Insured)	3,000	3,170
(Manhattanville College Proj.) 0% 7/1/10 (MBIA
Insured)	2,175	1,829
(Mental Health Svcs. Facilities Impt. Proj.):
Series A, 5.75% 8/15/11 (Pre-Refunded to
2/15/07 @ 102) (d)	10	11
Series B:
5.75% 2/15/11	2,535	2,654
5.75% 2/15/11 (Pre-Refunded to 2/15/07
@ 102) (d)	15	16
(Mental Health Svcs. Proj.) Series 2005 A, 5.75%
8/15/11	900	942
(Montefiore Med. Ctr. Proj.) Series 2000:
5.8% 8/1/30	3,000	3,256
5.85% 8/1/40	9,500	10,318
(New York & Presbyterian Hosp. Proj.) 4.4% 8/1/13
(AMBAC Insured)	575	581
(New York Hosp. Med. Ctr. Proj.) 5.25% 2/1/07
(AMBAC Insured)	3,020	3,098

7		Quarterly Report

Investments (Unaudited) - continued

Municipal Bonds – continued
	Principal	Value
	Amount (000s)	(000s)
New York – continued
New York State Dorm. Auth. Revs.: – continued
(New York Univ. Proj.):
Series 2:
5.5% 7/1/17 (AMBAC Insured)	$755	$815
5.5% 7/1/19 (AMBAC Insured)	1,705	1,835
5.5% 7/1/20 (AMBAC Insured)	860	925
Series A:
5.75% 7/1/15 (MBIA Insured)	2,295	2,616
5.75% 7/1/27 (MBIA Insured)	11,000	12,938
(North Shore Univ. Hosp. Proj.) 5.5% 11/1/14 (MBIA
Insured)	1,500	1,678
(Saint Joseph’s Hosp. Health Ctr. Proj.) 6% 7/1/08
(MBIA Insured)	1,260	1,340
(School District Fing. Prog.):
Series 2002 D, 5.5% 10/1/17 (MBIA Insured)	7,925	8,681
Series 2002 E, 5.75% 10/1/22 (MBIA Insured)	1,485	1,633
Series 2002 H, 5.5% 10/1/17 (MBIA Insured)	2,600	2,856
Series 2002 I, 5.75% 10/1/18 (MBIA Insured)	500	561
(State Univ. Edl. Facilities Proj.):
Series A, 5.25% 5/15/15 (MBIA Insured)	5,000	5,449
Series B, 7.5% 5/15/11	1,915	2,135
(The Jamaica Hosp. Proj.) Series F:
5.1% 2/15/12 (MBIA Insured)	3,605	3,784
5.2% 2/15/13 (MBIA Insured)	6,585	6,915
(Upstate Cmnty. Colleges Proj.) Series B, 5.5% 7/1/22
(FGIC Insured)	10,090	11,532
(Winthrop-South Nassau Univ. Health Sys. Obig.
Group Proj.) Series A:
6% 7/1/14	1,095	1,193
6% 7/1/15	1,160	1,261
6% 7/1/16	1,230	1,333
(Yeshiva Univ. Proj.) Series 2001:
5.375% 7/1/12 (AMBAC Insured)	1,000	1,071
5.375% 7/1/13 (AMBAC Insured)	800	860
5.375% 7/1/14 (AMBAC Insured)	1,130	1,214
5.375% 7/1/16 (AMBAC Insured)	670	720
5.375% 7/1/17 (AMBAC Insured)	370	397
Series 1990 B, 7.5% 5/15/11 (Pre-Refunded to
5/15/10 @ 100) (d)	1,135	1,301
Series 2000 C, 5.75% 5/15/17 (FSA Insured)	3,000	3,448
Series 2002 A, 5.75% 10/1/17 (MBIA Insured)	30,260	33,448

Quarterly Report

8

Municipal Bonds – continued
	Principal	Value
	Amount (000s)	(000s)
New York – continued
New York State Dorm. Auth. Revs.: – continued
Series 2002 B:
6% 10/1/22 (MBIA Insured)	$2,775	$3,100
6% 10/1/29 (MBIA Insured)	5,600	6,245
Series 2003 A, 5.375% 3/15/22 (Pre-Refunded to
3/15/13 @ 100) (d)	2,000	2,206
Series 2005 B:
5.25% 7/1/20 (MBIA Insured)	3,345	3,610
5.25% 7/1/21 (MBIA Insured)	1,745	1,878
5.25% 7/1/22 (MBIA Insured)	1,835	1,973
Series A, 5.5% 5/15/20 (AMBAC Insured)	13,000	14,733
Series B:
5.25%, tender 5/15/12 (b)	10,400	11,110
6%, tender 5/15/12 (b)	11,000	12,187
5.5% 5/15/09	2,500	2,640
5.5% 7/1/16 (AMBAC Insured)	725	751
New York State Envir. Facilities Corp. Clean Wtr. &
Drinking Wtr. Rev.:
(New York City Muni. Wtr. Fin. Auth. Proj.):
Series B, 5.25% 6/15/16	500	540
Series C:
5.25% 7/15/16	2,340	2,533
5.25% 7/15/17	2,410	2,606
Series D:
5% 6/15/20	20,150	21,203
5.125% 6/15/31	6,900	7,192
5.375% 6/15/19	5,250	5,675
Series G, 5.25% 10/15/20	1,255	1,331
(Pooled Fing. Prog.):
Series F:
5.25% 11/15/15	2,595	2,814
5.25% 11/15/16	3,770	4,083
Series I:
5.25% 9/15/15	2,085	2,257
5.25% 9/15/17	2,395	2,572
Series 2004 D, 5% 2/15/34	12,150	12,568
Series B:
5.5% 10/15/20	3,805	4,345
5.5% 10/15/21	3,985	4,553
Series C:
5% 6/15/19	815	851
5.25% 6/15/16	3,500	3,738

9		Quarterly Report

Investments (Unaudited) - continued

Municipal Bonds – continued
	Principal	Value
	Amount (000s)	(000s)
New York – continued
New York State Envir. Facilities Corp. Clean Wtr. &
Drinking Wtr. Rev.: – continued
Series F:
4.875% 6/15/18	$1,735	$1,787
4.875% 6/15/20	2,175	2,235
5% 6/15/15	1,295	1,355
5.25% 6/15/13	1,575	1,662
Series I, 5% 6/15/24	2,000	2,087
New York State Envir. Facilities Corp. Rev. Series A:
5.25% 1/1/21 (FGIC Insured)	4,785	5,093
5.375% 1/1/16 (FGIC Insured)	2,170	2,363
New York State Envir. Facilities Corp. Solid Waste Disp.
Rev. (Gen. Elec. Cap. Corp. Proj.) Series 1989 A,
4.25%, tender 12/2/11 (b)(c)	10,700	10,774
New York State Envir. Facilities Corp. State Wtr. Poll.
Cont. Revolving Fund Rev.:
(New York City Muni. Wtr. Fin. Auth. Proj.):
Series 1997 E, 6% 6/15/12 (MBIA Insured)	7,750	8,744
Series 2002, 5.75% 6/15/11	455	505
Series A, 7% 6/15/12	190	191
Series C, 5.85% 7/15/15	30	31
Series E, 6.5% 6/15/14	130	131
(Pooled Ln. Prog.) Series B, 5.2% 5/15/14	1,115	1,222
Series 2002 D, 6.3% 11/15/05	105	105
Series B, 5.2% 5/15/14 (Escrowed to Maturity) (d)	1,105	1,192
New York State Hsg. Fin. Agcy. Personal Income Tax Rev.
(Econ. Dev. & Hsg. Proj.) Series A:
5.25% 9/15/15 (MBIA Insured)	1,690	1,824
5.25% 9/15/16 (MBIA Insured)	1,780	1,920
5.25% 3/15/17 (MBIA Insured)	2,240	2,401
5.25% 3/15/18	2,290	2,436
5.25% 3/15/19	2,480	2,630
5.25% 9/15/20	2,685	2,841
5.25% 3/15/21	2,230	2,354
New York State Mtg. Agcy. Rev. (Homeowner Mtg.
Prog.) Series 53, 5.9% 10/1/17	1,295	1,323
New York State Pwr. Auth. & Gen. Purp. Rev.:
Series A, 5.25% 11/15/40	25,860	27,116
Series W, 6.5% 1/1/08 (Escrowed to Maturity) (d)	250	258
New York State Thruway Auth. Gen. Rev.:
Series 2005 G, 5.25% 1/1/27 (FSA Insured)	4,370	4,684

Quarterly Report

10

Municipal Bonds – continued
	Principal	Value
	Amount (000s)	(000s)
New York – continued
New York State Thruway Auth. Gen. Rev.: – continued
Series E:
5.25% 1/1/12	$4,695	$4,923
5.25% 1/1/12 (Pre-Refunded to 1/1/08 @ 101) (d)	715	753
New York State Thruway Auth. Hwy. & Bridge Trust Fund
Series B:
5.375% 4/1/17 (Pre-Refunded to 4/1/12 @ 100) (d)	5,000	5,504
5.375% 4/1/18 (Pre-Refunded to 4/1/12 @ 100) (d)	5,310	5,845
5.5% 4/1/20 (AMBAC Insured)	10,000	11,325
New York State Thruway Auth. State Personal Income
Tax Rev. Series A:
5.5% 3/15/18 (Pre-Refunded to 3/15/12 @ 100) (d)	5,000	5,521
5.5% 3/15/19 (Pre-Refunded to 3/15/12 @ 100) (d)	5,460	6,029
5.5% 3/15/20 (Pre-Refunded to 3/15/12 @ 100) (d)	3,500	3,865
New York State Thruway Auth. Svc. Contract Rev.:
5.5% 4/1/14	11,700	12,690
5.5% 4/1/15	6,200	6,714
5.5% 4/1/16	3,665	3,967
6% 4/1/11	1,605	1,694
New York State Urban Dev. Corp. Correctional Youth
Facilities Svc. Series A, 5.5%, tender 1/1/11 (b)	2,000	2,148
New York State Urban Dev. Corp. Rev.:
(Sports Facilities Assistance Prog.) Series A, 6.25%
4/1/06 (MBIA Insured)	15	15
(State Facilities and Equip. Proj.):
Series 2002 A, 5.5% 3/15/32 (Pre-Refunded to
3/15/12 @ 100) (d)	2,500	2,761
Series 2004 A2:
5.5% 3/15/19 (MBIA Insured)	1,230	1,391
5.5% 3/15/22 (MBIA Insured)	15,000	17,118
5.5% 3/15/23 (MBIA Insured)	2,000	2,283
Series 2004 A2, 5.5% 3/15/21 (MBIA Insured)	23,000	26,135
Series B, 5.25% 3/15/15 (MBIA Insured)	1,800	1,952
Series C1, 5.5% 3/15/19 (Pre-Refunded to 3/15/13
@ 100) (d)	3,000	3,343
5% 1/1/14 (FSA Insured)	5,000	5,374
New York Thruway Auth. Second Gen. Hwy. & Bridge
Trust Fund Series A:
5.25% 4/1/22 (Pre-Refunded to 4/1/13 @ 100) (d) .	3,000	3,297
5.25% 4/1/23 (Pre-Refunded to 4/1/13 @ 100) (d) .	3,050	3,352

11 Quarterly Report

Investments (Unaudited) - continued

Municipal Bonds – continued
	Principal	Value
	Amount (000s)	(000s)
New York – continued
New York Transitional Fin. Auth. Rev.:
Series 2000 C:
5.5% 11/1/20 (Pre-Refunded to 5/1/10 @ 101) (d)	$300	$329
5.5% 11/1/24 (Pre-Refunded to 5/1/10 @ 101) (d)	230	252
5.5% 11/1/24 (Pre-Refunded to 5/1/10 @ 101) (d)	770	845
Series 2003 D:
5% 2/1/31	20,025	20,512
5.25% 2/1/17 (MBIA Insured)	9,385	10,079
5.25% 2/1/19 (MBIA Insured)	8,075	8,620
Series 2003 E:
5.25% 2/1/15 (FGIC Insured)	7,250	7,819
5.25% 2/1/17 (FGIC Insured)	5,975	6,417
Series 2004 C:
5% 2/1/33 (FGIC Insured)	7,350	7,575
5.25% 2/1/14	6,000	6,548
Series 2005 A, 5.125% 8/15/21 (Pre-Refunded to
8/15/07 @ 101) (d)	4,270	4,455
Series A:
5.375% 11/15/21	4,550	4,916
5.5% 11/15/17 (FGIC Insured)	6,725	7,399
5.5% 11/15/20 (FGIC Insured)	9,000	9,849
5.75% 2/15/16	3,000	3,267
Series B:
5.125% 11/1/14 (Pre-Refunded to 5/1/09
@ 101) (d)	360	386
5.25% 8/1/19	3,000	3,223
5.375% 2/1/15	3,000	3,258
Series C, 5.375% 2/1/17	1,000	1,079
Series D, 5.25% 2/1/20 (MBIA Insured)	5,000	5,338
Niagara Falls City Niagara County Pub. Impt.:
7.5% 3/1/08 (MBIA Insured)	995	1,087
7.5% 3/1/10 (MBIA Insured)	1,155	1,331
7.5% 3/1/11 (MBIA Insured)	1,245	1,469
7.5% 3/1/16 (MBIA Insured)	1,060	1,369
7.5% 3/1/17 (MBIA Insured)	1,200	1,577
Niagara Falls Pub. Wtr. Auth. 5.5% 7/15/34 (XL Cap.
Assurance, Inc. Insured)	1,000	1,090
Sales Tax Asset Receivables Corp. Series A, 5.25%
10/15/27 (AMBAC Insured)	4,055	4,339

Quarterly Report

12

Municipal Bonds – continued
	Principal	Value
	Amount (000s)	(000s)
New York – continued
Saratoga County Indl. Dev. Agcy. (The Saratoga Hosp.
Proj.) Series A, 5% 12/1/10	$1,095	$1,139
Schenectady Indl. Dev. Agcy. Civic Facility Rev. (Union
College Proj.) Series A, 5.625% 7/1/31 (AMBAC
Insured)	2,000	2,187
Suffolk County Indl. Dev. Agcy. Civic Facility Rev.
(Huntington Hosp. Proj.) Series B, 6% 11/1/22	4,305	4,523
Taconic Hills Central School District at Craryville 5%
6/15/16 (FGIC Insured)	1,130	1,194
Tobacco Settlement Fing. Corp.:
Series A1:
5.25% 6/1/21 (AMBAC Insured)	3,255	3,455
5.25% 6/1/22 (AMBAC Insured)	5,300	5,626
5.5% 6/1/16	14,500	15,507
Series B1:
5% 6/1/10	1,685	1,775
5% 6/1/11	1,375	1,454
Series C1:
5% 6/1/11	3,280	3,313
5.5% 6/1/20	3,000	3,257
Triborough Bridge & Tunnel Auth. (Convention Ctr. Proj.)
Series E:
6% 1/1/11 (XL Cap. Assurance, Inc. Insured)	4,000	4,454
7.25% 1/1/10 (XL Cap. Assurance, Inc. Insured)	7,505	8,078
Triborough Bridge & Tunnel Auth. Revs.:
Series 2002 A, 5.25% 1/1/19	1,100	1,170
Series 2005 A, 5.125% 1/1/22	5,290	5,556
Series A:
5% 1/1/32	765	787
5% 1/1/32 (MBIA Insured)	1,455	1,494
5% 1/1/32 (Pre-Refunded to 1/1/12 @ 100) (d)	4,305	4,635
5% 1/1/32 (Pre-Refunded to 1/1/12 @ 100) (d)	8,070	8,689
6% 1/1/11 (Escrowed to Maturity) (d)	500	559
Series B:
5.2% 1/1/27 (Pre-Refunded to 1/1/22 @ 100) (d)	2,000	2,220
5.2% 1/1/27 (Pre-Refunded to 1/1/22 @ 100) (d)	2,000	2,220
5.5% 1/1/30 (Pre-Refunded to 1/1/22 @ 100) (d)	5,015	5,684
Series Q, 6.75% 1/1/09 (Escrowed to Maturity) (d)	1,000	1,057
Series Y, 6% 1/1/12 (Escrowed to Maturity) (d)	20,000	22,078
Upper Mohawk Valley Reg’l. Wtr. Fin. Auth. Wtr. Sys.
Rev. Series A, 5.125% 10/1/26 (FSA Insured)	5,000	5,168

13 Quarterly Report

Investments (Unaudited) - continued

Municipal Bonds – continued
	Principal	Value
	Amount (000s)	(000s)
New York – continued
Yonkers Gen. Oblig. Series 2001 A:
5% 12/15/11 (AMBAC Insured)	$1,415	$1,512
5% 12/15/12 (AMBAC Insured)	1,245	1,330
		1,374,523

New York & New Jersey – 4.8%
Port Auth. of New York & New Jersey:
120th Series:
5.75% 10/15/11 (MBIA Insured) (c)	15,000	15,756
5.75% 10/15/12 (MBIA Insured) (c)	15,530	16,313
124th Series:
5% 8/1/08 (c)	4,875	5,052
5% 8/1/13 (FGIC Insured) (c)	3,000	3,100
126th Series, 5.25% 5/15/37 (FGIC Insured) (c)	5,970	6,248
128th Series, 5% 11/1/19 (FSA Insured)	7,200	7,636
134th Series, 5% 1/15/39	10,000	10,273
Port Auth. of New York & New Jersey Spl. Oblig. Rev.
(JFK Int’l. Air Term. Spl. Proj.) Series 6, 6.25%
12/1/15 (MBIA Insured) (c)	5,000	5,621
		69,999

Puerto Rico – 0.6%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans.
Rev. Series 1998, 5.75% 7/1/22 (CIFG North
America Insured)	3,000	3,322
Puerto Rico Commonwealth Infrastructure Fing. Auth.
Series 2000 A, 5.5% 10/1/32 (Escrowed to
Maturity) (d)	2,175	2,366
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Series QQ:
5.25% 7/1/13 (XL Cap. Assurance, Inc. Insured)	1,500	1,641
5.5% 7/1/16 (XL Cap. Assurance, Inc. Insured)	1,000	1,122
		8,451

TOTAL MUNICIPAL BONDS
(Cost $1,425,647)		1,452,973

Quarterly Report

14

Municipal Notes — 0.1%
	Principal	Value
	Amount (000s)	(000s)
New York – 0.1%
Schenectady Gen. Oblig. BAN 5.25% 5/26/06
(Cost $2,200)	2,200	$2,197

TOTAL INVESTMENT PORTFOLIO – 98.7%
(Cost $1,427,847)		1,455,170

NET OTHER ASSETS – 1.3%		19,097
NET ASSETS – 100%		$1,474,267

Futures Contracts
Expiration	Underlying	Unrealized
Date	Face Amount	Appreciation/
	at Value (000s)	(Depreciation)
		(000s)
Purchased
Treasury Contracts
100 U.S. Treasury 10-Year Bond Contracts Dec. 2005	$10,845	$ (5)
The face value of futures purchased as a percentage of net assets – 0.7%

Security Type Abbreviation BAN — BOND ANTICIPATION NOTE

Legend

(a)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $110,000.

(b)	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(c)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

(d)	Security collateralized by an amount sufficient to pay interest and principal.

Income Tax Information

At October 31, 2005, the aggregate cost of investment securities for income tax purposes was $1,427,631,000. Net unrealized appreciation aggregated $27,539,000, of which $35,746,000 related to appreciated investment securities and $8,207,000 related to depreciated investment securities.

15 Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

16

     Quarterly Holdings Report for Fidelity® Advisor New York Municipal Income Fund Class A

Class T Class B Class C

Institutional Class

October 31, 2005

     Class A, Class T, Class B, Class C and Institutional Class are classes of Fidelity® New York Municipal Income Fund

1.809540.101 ASNM-QTLY-1205

Investments October 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds — 98.6%

	Principal	Value
	Amount (000s)	(000s)
New York – 93.2%
Albany Indl. Dev. Agcy. Civic Facility Rev. (College of
Saint Rose Proj.) Series A:
5% 7/1/10 (AMBAC Insured)	$600	$639
5% 7/1/11 (AMBAC Insured)	500	535
5.5% 7/1/21 (AMBAC Insured)	2,300	2,482
Battery Park City Auth. Rev. Series A:
5.25% 11/1/16	2,000	2,171
5.25% 11/1/17	1,400	1,513
Cherry Valley Springfield Central School District:
7.8% 5/1/14 (Escrowed to Maturity) (d)	435	560
7.8% 5/1/15 (Escrowed to Maturity) (d)	435	569
7.8% 5/1/16 (Escrowed to Maturity) (d)	435	577
7.8% 5/1/17 (MBIA Insured)	435	585
7.8% 5/1/18 (Escrowed to Maturity) (d)	434	590
Dutchess County Indl. Dev. Agcy. Civic Facility Rev.:
(Bard College Civic Facility Proj.):
5.5% 8/1/20	4,190	4,473
5.75% 8/1/30	9,445	10,116
(Vassar College Proj.) 5.35% 9/1/40	7,000	7,417
Erie County Gen. Oblig. Series A:
5% 9/1/15 (FGIC Insured)	2,625	2,787
5% 9/1/16 (FGIC Insured)	1,680	1,777
5% 9/1/17 (FGIC Insured)	1,000	1,058
Erie County Indl. Dev. Agcy. School Facility Rev. (Buffalo
City School District Proj.):
5.75% 5/1/17 (FSA Insured)	8,940	9,859
5.75% 5/1/17 (FSA Insured)	5,950	6,712
5.75% 5/1/19 (FSA Insured)	1,500	1,649
5.75% 5/1/20 (FSA Insured)	1,400	1,536
5.75% 5/1/21 (FSA Insured)	1,755	1,924
5.75% 5/1/22 (FSA Insured)	4,900	5,366
5.75% 5/1/23 (FSA Insured)	1,000	1,094
5.75% 5/1/23 (FSA Insured)	6,620	7,417
5.75% 5/1/26 (FSA Insured)	5,500	6,133
Geneva Indl. Dev. Auth. Civic Facilities Rev. (Hobart &
William Smith Proj.) Series A, 5.375% 2/1/23 (FGIC
Insured)	3,485	3,750
Grand Central District Mgmt. Assoc., Inc. 5% 1/1/14	1,000	1,059
Hempstead Town Indl. Dev. Agcy. (American Ref-Fuel
Co. Proj.) 5% 12/1/10	7,000	7,181
Long Island Pwr. Auth. Elec. Sys. Rev. Series A, 5.75%
12/1/24	25,000	26,622

Quarterly Report 2

Municipal Bonds – continued
	Principal	Value
	Amount (000s)	(000s)
New York – continued
Metropolitan Trans. Auth. Commuter Facilities Rev. Series
1997 D, 5.125% 7/1/22 (Pre-Refunded to 1/1/12
@ 100) (d)	$1,100	$1,189
Metropolitan Trans. Auth. Dedicated Tax Fund Series A,
5.5% 11/15/26 (FSA Insured) (a)	13,575	14,865
Metropolitan Trans. Auth. Rev.:
Series 2002 A:
5% 11/15/30 (FSA Insured)	54,015	55,592
5.5% 11/15/15 (AMBAC Insured)	1,340	1,472
5.5% 11/15/16 (AMBAC Insured)	1,000	1,099
5.5% 11/15/17 (AMBAC Insured)	1,000	1,098
5.5% 11/15/18 (AMBAC Insured)	1,700	1,866
5.75% 11/15/32	10,000	11,038
Series A:
5.125% 11/15/31	12,150	12,588
5.5% 11/15/18 (AMBAC Insured)	2,000	2,263
Series B:
5.25% 11/15/18 (FGIC Insured)	4,000	4,304
5.25% 11/15/32	5,000	5,254
Series E, 5.5% 11/15/21 (MBIA Insured)	2,200	2,418
Series F, 5.25% 11/15/27 (MBIA Insured)	3,000	3,184
Metropolitan Trans. Auth. Svc. Contract Rev.:
(Trans. Facilities Proj.) Series 3, 7.375% 7/1/08
(Escrowed to Maturity) (d)	1,005	1,066
Series 2002 A, 5.75% 7/1/31 (AMBAC Insured)	3,025	3,313
Series 7, 5.625% 7/1/16 (Escrowed to Maturity) (d) .	3,000	3,015
Series A:
5.5% 1/1/20 (MBIA Insured)	8,000	8,744
5.5% 7/1/20 (MBIA Insured)	3,000	3,279
Series B:
5.5% 7/1/19 (MBIA Insured)	3,000	3,279
5.5% 7/1/23 (MBIA Insured)	5,000	5,450
Series O, 5.75% 7/1/13 (Escrowed to Maturity) (d)	3,000	3,288
Metropolitan Trans. Auth. Transit Facilities Rev.:
Series C:
4.75% 7/1/16 (Pre-Refunded to 1/1/12 @ 100) (d)	1,270	1,350
5.125% 7/1/13 (Pre-Refunded to 1/1/12
@ 100) (d)	765	829
Series N, 0% 7/1/11 (Escrowed to Maturity) (d)	5,980	4,814
Monroe County Arpt. Auth. Arpt. Rev. 5.25% 1/1/13
(MBIA Insured) (c)	1,000	1,053

3 Quarterly Report

Investments (Unaudited) - continued

Municipal Bonds – continued
	Principal	Value
	Amount (000s)	(000s)
New York – continued
Monroe County Gen. Oblig.:
6.5% 6/1/06	$120	$122
6.5% 6/1/07 (AMBAC Insured)	50	53
Monroe County Indl. Dev. Agcy. Civic Facility Rev.:
(Highland Hosp. Proj.):
5% 8/1/11	1,510	1,572
5% 8/1/13	1,650	1,720
(Nazareth College Rochester Proj.) 5.25% 10/1/21
(MBIA Insured)	1,000	1,064
Nassau County Gen. Oblig.:
Series U, 5.25% 11/1/15 (AMBAC Insured)	2,150	2,239
Series Z, 5% 9/1/11 (FGIC Insured)	3,000	3,184
Nassau County Indl. Dev. Agcy. Civic Facility Rev. (North
Shore Health Sys. Proj.):
Series 2001 A, 5.875% 11/1/11	165	174
Series 2001 B, 5.875% 11/1/11	1,140	1,204
Series 2001 C, 5.625% 11/1/10	725	756
Series 2001 D, 5.625% 11/1/10	1,225	1,306
Nassau County Interim Fin. Auth.:
Series 2000 A, 5.75% 11/15/11 (MBIA Insured)	10,845	11,847
Series A, 5% 11/15/18 (AMBAC Insured)	4,875	5,162
New York City Gen. Oblig.:
Series 1996 B, 6.5% 8/15/09	3,000	3,305
Series 1996 F, 5.75% 2/1/15 (Pre-Refunded to
2/1/06 @ 101.5) (d)	495	506
Series 1997 H, 6% 8/1/12 (FGIC Insured)	5,000	5,633
Series 1997 L, 5.75% 8/1/12	1,910	2,002
Series 1998 H, 5.5% 8/1/12	8,230	8,692
Series 2000 A, 6.5% 5/15/11	2,540	2,848
Series 2002 A, 5.75% 8/1/14	5,000	5,485
Series 2002 B, 5.75% 8/1/15	3,500	3,835
Series 2002 C, 5.5% 8/1/13	10,500	11,419
Series 2003 A:
5.5% 8/1/14	3,205	3,491
5.5% 8/1/20 (MBIA Insured)	7,000	7,664
Series 2003 C, 5.25% 8/1/10	5,000	5,334
Series 2003 E:
5.25% 8/1/10	2,000	2,134
5.25% 8/1/11	6,245	6,685
5.25% 8/1/14	3,390	3,625
Series 2003 F, 5.5% 12/15/10	1,000	1,081
Series 2003 I, 5.75% 3/1/16	3,000	3,296

Quarterly Report 4

Municipal Bonds – continued
	Principal	Value
	Amount (000s)	(000s)
New York – continued
New York City Gen. Oblig.: – continued
Series 2004 B, 5.25% 8/1/15	$7,200	$7,715
Series 2005 C, 5% 8/1/11	5,000	5,288
Series 2005 F, 5.25% 8/1/12	2,000	2,135
Series 2005 G, 5.625% 8/1/13 (MBIA Insured)	3,000	3,304
Series 2005 J:
5% 3/1/11	5,825	6,139
5% 3/1/13	2,500	2,643
Series A:
5.25% 11/1/14 (MBIA Insured)	1,350	1,458
6.25% 8/1/08	1,000	1,037
Series B:
5.75% 8/1/14	3,000	3,291
5.875% 8/15/13	1,970	2,039
6.2% 8/15/06	1,740	1,769
6.5% 8/15/11	1,000	1,132
7.5% 2/1/07	335	337
Series C:
5.75% 3/15/27 (FSA Insured)	1,120	1,225
5.75% 3/15/27 (Pre-Refunded to 3/15/12
@ 100) (d)	2,410	2,702
Series D:
5.25% 8/1/13	1,740	1,806
5.25% 8/1/13 (Pre-Refunded to 8/1/07 @ 101) (d)	760	793
5.25% 8/1/21 (MBIA Insured)	3,655	3,752
5.375% 8/1/17	1,750	1,821
5.375% 8/1/17 (Pre-Refunded to 8/1/07
@ 101) (d)	750	784
5.5% 6/1/12 (FGIC Insured)	1,850	2,026
Series E:
6% 8/1/11	140	145
6% 8/1/26	195	202
6.5% 2/15/06	315	318
Series F, 6% 8/1/16	355	367
Series G, 5.25% 8/1/14 (AMBAC Insured)	1,635	1,753
Series H:
5.75% 3/15/11 (FGIC Insured)	3,000	3,291
5.75% 3/15/13 (FSA Insured)	1,805	1,994
6% 8/1/17	980	1,031
6% 8/1/17 (Pre-Refunded to 8/1/07 @ 101) (d)	20	21
Series I, 6.125% 4/15/11	2,620	2,744

5 Quarterly Report

Investments (Unaudited) - continued

Municipal Bonds – continued
	Principal	Value
	Amount (000s)	(000s)
New York – continued
New York City Gen. Oblig.: – continued
Series J:
5.5% 6/1/18 (MBIA Insured)	$5,000	$5,479
5.875% 2/15/19	40	41
5.875% 2/15/19 (Pre-Refunded to 2/15/06
@ 101.5) (d)	55	56
6.125% 8/1/12	340	359
Subseries 2005 F1, 5.25% 9/1/14	3,000	3,232
New York City Health & Hosp. Corp. Rev. Series A:
5.5% 2/15/16 (FSA Insured)	2,605	2,829
5.5% 2/15/17 (FSA Insured)	3,000	3,255
5.5% 2/15/18 (FSA Insured)	2,500	2,709
5.5% 2/15/19 (FSA Insured)	1,250	1,357
New York City Indl. Dev. Agcy. Civic Facility Rev.:
(New York Univ. Proj.) Series 2001, 5.375% 7/1/15
(AMBAC Insured)	1,090	1,174
(Spence School, Inc. Proj.) 5% 7/1/27	3,255	3,361
New York City Indl. Dev. Agcy. Indl. Dev. Rev. (Japan
Airlines Co. Ltd. Proj.) Series 1991, 6% 11/1/15 (FSA
Insured) (c)	2,210	2,307
New York City Indl. Dev. Agcy. Spl. Facilities Rev. (Term.
One Group Assoc. Proj.) 6% 1/1/08 (c)	500	503
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys.
Rev.:
Series 2000, 5.5% 6/15/33	14,215	15,242
Series 2001 C, 5.125% 6/15/33	3,960	4,093
Series 2002 A, 5.125% 6/15/34 (FSA Insured)	16,500	17,179
Series A:
5% 6/15/32	5,000	5,093
5.125% 6/15/34 (MBIA Insured)	4,200	4,373
5.25% 6/15/33 (FGIC Insured)	1,280	1,334
5.375% 6/15/15	9,650	10,467
5.375% 6/15/15 (FGIC Insured)	7,000	7,588
6% 6/15/28 (Pre-Refunded to 6/15/12 @ 100) (d)	16,500	18,616
Series B, 5.375% 6/15/07 (Escrowed to Maturity) (d)	145	145
Series G:
5.125% 6/15/32	3,000	3,089
5.125% 6/15/32 (FGIC Insured)	4,750	4,910
5.5% 6/15/33 (MBIA Insured)	2,075	2,227
New York City Trust Cultural Resources Rev. (Museum of
Modern Art Proj.) Series 2001 D, 5.125% 7/1/31
(AMBAC Insured)	3,200	3,327

Quarterly Report 6

Municipal Bonds – continued
	Principal	Value
	Amount (000s)	(000s)
New York – continued
New York State Dorm. Auth. Lease Rev.:
Series 2003 B, 5.25%, tender 7/1/13 (XL Cap.
Assurance, Inc. Insured) (b)	$10,000	$10,769
Series A, 5.25% 5/15/10	3,440	3,665
New York State Dorm. Auth. Revs.:
(Champlain Valley Physicians Proj.):
6% 7/1/09 (AMBAC Insured)	370	402
6% 7/1/10 (AMBAC Insured)	250	276
(City Univ. Sys. Consolidation Proj.):
Series 2000 A, 6.125% 7/1/12 (AMBAC Insured) .	4,300	4,798
Series A, 5.75% 7/1/13	6,000	6,554
Series C, 7.5% 7/1/10	6,030	6,604
(Colgate Univ. Proj.):
6% 7/1/16 (MBIA Insured)	1,900	2,200
6% 7/1/21 (MBIA Insured)	2,500	2,955
(Columbia Univ. Proj.):
Series 2001 A:
5.25% 7/1/13	1,000	1,087
5.25% 7/1/15	2,000	2,172
Series B, 5.375% 7/1/18	1,000	1,091
(Jewish Med. Ctr. Proj.) 5% 7/1/18 (MBIA Insured)	8,000	8,234
(Long Island Jewish Med. Ctr. Proj.):
5% 7/1/08 (MBIA Insured)	2,000	2,090
5.25% 7/1/11 (MBIA Insured)	3,000	3,170
(Manhattanville College Proj.) 0% 7/1/10 (MBIA
Insured)	2,175	1,829
(Mental Health Svcs. Facilities Impt. Proj.):
Series A, 5.75% 8/15/11 (Pre-Refunded to
2/15/07 @ 102) (d)	10	11
Series B:
5.75% 2/15/11	2,535	2,654
5.75% 2/15/11 (Pre-Refunded to 2/15/07
@ 102) (d)	15	16
(Mental Health Svcs. Proj.) Series 2005 A, 5.75%
8/15/11	900	942
(Montefiore Med. Ctr. Proj.) Series 2000:
5.8% 8/1/30	3,000	3,256
5.85% 8/1/40	9,500	10,318
(New York & Presbyterian Hosp. Proj.) 4.4% 8/1/13
(AMBAC Insured)	575	581
(New York Hosp. Med. Ctr. Proj.) 5.25% 2/1/07
(AMBAC Insured)	3,020	3,098

7		Quarterly Report

Investments (Unaudited) - continued

Municipal Bonds – continued
	Principal	Value
	Amount (000s)	(000s)
New York – continued
New York State Dorm. Auth. Revs.: – continued
(New York Univ. Proj.):
Series 2:
5.5% 7/1/17 (AMBAC Insured)	$755	$815
5.5% 7/1/19 (AMBAC Insured)	1,705	1,835
5.5% 7/1/20 (AMBAC Insured)	860	925
Series A:
5.75% 7/1/15 (MBIA Insured)	2,295	2,616
5.75% 7/1/27 (MBIA Insured)	11,000	12,938
(North Shore Univ. Hosp. Proj.) 5.5% 11/1/14 (MBIA
Insured)	1,500	1,678
(Saint Joseph’s Hosp. Health Ctr. Proj.) 6% 7/1/08
(MBIA Insured)	1,260	1,340
(School District Fing. Prog.):
Series 2002 D, 5.5% 10/1/17 (MBIA Insured)	7,925	8,681
Series 2002 E, 5.75% 10/1/22 (MBIA Insured)	1,485	1,633
Series 2002 H, 5.5% 10/1/17 (MBIA Insured)	2,600	2,856
Series 2002 I, 5.75% 10/1/18 (MBIA Insured)	500	561
(State Univ. Edl. Facilities Proj.):
Series A, 5.25% 5/15/15 (MBIA Insured)	5,000	5,449
Series B, 7.5% 5/15/11	1,915	2,135
(The Jamaica Hosp. Proj.) Series F:
5.1% 2/15/12 (MBIA Insured)	3,605	3,784
5.2% 2/15/13 (MBIA Insured)	6,585	6,915
(Upstate Cmnty. Colleges Proj.) Series B, 5.5% 7/1/22
(FGIC Insured)	10,090	11,532
(Winthrop-South Nassau Univ. Health Sys. Obig.
Group Proj.) Series A:
6% 7/1/14	1,095	1,193
6% 7/1/15	1,160	1,261
6% 7/1/16	1,230	1,333
(Yeshiva Univ. Proj.) Series 2001:
5.375% 7/1/12 (AMBAC Insured)	1,000	1,071
5.375% 7/1/13 (AMBAC Insured)	800	860
5.375% 7/1/14 (AMBAC Insured)	1,130	1,214
5.375% 7/1/16 (AMBAC Insured)	670	720
5.375% 7/1/17 (AMBAC Insured)	370	397
Series 1990 B, 7.5% 5/15/11 (Pre-Refunded to
5/15/10 @ 100) (d)	1,135	1,301
Series 2000 C, 5.75% 5/15/17 (FSA Insured)	3,000	3,448
Series 2002 A, 5.75% 10/1/17 (MBIA Insured)	30,260	33,448

Quarterly Report

8

Municipal Bonds – continued
	Principal	Value
	Amount (000s)	(000s)
New York – continued
New York State Dorm. Auth. Revs.: – continued
Series 2002 B:
6% 10/1/22 (MBIA Insured)	$2,775	$3,100
6% 10/1/29 (MBIA Insured)	5,600	6,245
Series 2003 A, 5.375% 3/15/22 (Pre-Refunded to
3/15/13 @ 100) (d)	2,000	2,206
Series 2005 B:
5.25% 7/1/20 (MBIA Insured)	3,345	3,610
5.25% 7/1/21 (MBIA Insured)	1,745	1,878
5.25% 7/1/22 (MBIA Insured)	1,835	1,973
Series A, 5.5% 5/15/20 (AMBAC Insured)	13,000	14,733
Series B:
5.25%, tender 5/15/12 (b)	10,400	11,110
6%, tender 5/15/12 (b)	11,000	12,187
5.5% 5/15/09	2,500	2,640
5.5% 7/1/16 (AMBAC Insured)	725	751
New York State Envir. Facilities Corp. Clean Wtr. &
Drinking Wtr. Rev.:
(New York City Muni. Wtr. Fin. Auth. Proj.):
Series B, 5.25% 6/15/16	500	540
Series C:
5.25% 7/15/16	2,340	2,533
5.25% 7/15/17	2,410	2,606
Series D:
5% 6/15/20	20,150	21,203
5.125% 6/15/31	6,900	7,192
5.375% 6/15/19	5,250	5,675
Series G, 5.25% 10/15/20	1,255	1,331
(Pooled Fing. Prog.):
Series F:
5.25% 11/15/15	2,595	2,814
5.25% 11/15/16	3,770	4,083
Series I:
5.25% 9/15/15	2,085	2,257
5.25% 9/15/17	2,395	2,572
Series 2004 D, 5% 2/15/34	12,150	12,568
Series B:
5.5% 10/15/20	3,805	4,345
5.5% 10/15/21	3,985	4,553
Series C:
5% 6/15/19	815	851
5.25% 6/15/16	3,500	3,738

9		Quarterly Report

Investments (Unaudited) - continued

Municipal Bonds – continued
	Principal	Value
	Amount (000s)	(000s)
New York – continued
New York State Envir. Facilities Corp. Clean Wtr. &
Drinking Wtr. Rev.: – continued
Series F:
4.875% 6/15/18	$1,735	$1,787
4.875% 6/15/20	2,175	2,235
5% 6/15/15	1,295	1,355
5.25% 6/15/13	1,575	1,662
Series I, 5% 6/15/24	2,000	2,087
New York State Envir. Facilities Corp. Rev. Series A:
5.25% 1/1/21 (FGIC Insured)	4,785	5,093
5.375% 1/1/16 (FGIC Insured)	2,170	2,363
New York State Envir. Facilities Corp. Solid Waste Disp.
Rev. (Gen. Elec. Cap. Corp. Proj.) Series 1989 A,
4.25%, tender 12/2/11 (b)(c)	10,700	10,774
New York State Envir. Facilities Corp. State Wtr. Poll.
Cont. Revolving Fund Rev.:
(New York City Muni. Wtr. Fin. Auth. Proj.):
Series 1997 E, 6% 6/15/12 (MBIA Insured)	7,750	8,744
Series 2002, 5.75% 6/15/11	455	505
Series A, 7% 6/15/12	190	191
Series C, 5.85% 7/15/15	30	31
Series E, 6.5% 6/15/14	130	131
(Pooled Ln. Prog.) Series B, 5.2% 5/15/14	1,115	1,222
Series 2002 D, 6.3% 11/15/05	105	105
Series B, 5.2% 5/15/14 (Escrowed to Maturity) (d)	1,105	1,192
New York State Hsg. Fin. Agcy. Personal Income Tax Rev.
(Econ. Dev. & Hsg. Proj.) Series A:
5.25% 9/15/15 (MBIA Insured)	1,690	1,824
5.25% 9/15/16 (MBIA Insured)	1,780	1,920
5.25% 3/15/17 (MBIA Insured)	2,240	2,401
5.25% 3/15/18	2,290	2,436
5.25% 3/15/19	2,480	2,630
5.25% 9/15/20	2,685	2,841
5.25% 3/15/21	2,230	2,354
New York State Mtg. Agcy. Rev. (Homeowner Mtg.
Prog.) Series 53, 5.9% 10/1/17	1,295	1,323
New York State Pwr. Auth. & Gen. Purp. Rev.:
Series A, 5.25% 11/15/40	25,860	27,116
Series W, 6.5% 1/1/08 (Escrowed to Maturity) (d)	250	258
New York State Thruway Auth. Gen. Rev.:
Series 2005 G, 5.25% 1/1/27 (FSA Insured)	4,370	4,684

Quarterly Report

10

Municipal Bonds – continued
	Principal	Value
	Amount (000s)	(000s)
New York – continued
New York State Thruway Auth. Gen. Rev.: – continued
Series E:
5.25% 1/1/12	$4,695	$4,923
5.25% 1/1/12 (Pre-Refunded to 1/1/08 @ 101) (d)	715	753
New York State Thruway Auth. Hwy. & Bridge Trust Fund
Series B:
5.375% 4/1/17 (Pre-Refunded to 4/1/12 @ 100) (d)	5,000	5,504
5.375% 4/1/18 (Pre-Refunded to 4/1/12 @ 100) (d)	5,310	5,845
5.5% 4/1/20 (AMBAC Insured)	10,000	11,325
New York State Thruway Auth. State Personal Income
Tax Rev. Series A:
5.5% 3/15/18 (Pre-Refunded to 3/15/12 @ 100) (d)	5,000	5,521
5.5% 3/15/19 (Pre-Refunded to 3/15/12 @ 100) (d)	5,460	6,029
5.5% 3/15/20 (Pre-Refunded to 3/15/12 @ 100) (d)	3,500	3,865
New York State Thruway Auth. Svc. Contract Rev.:
5.5% 4/1/14	11,700	12,690
5.5% 4/1/15	6,200	6,714
5.5% 4/1/16	3,665	3,967
6% 4/1/11	1,605	1,694
New York State Urban Dev. Corp. Correctional Youth
Facilities Svc. Series A, 5.5%, tender 1/1/11 (b)	2,000	2,148
New York State Urban Dev. Corp. Rev.:
(Sports Facilities Assistance Prog.) Series A, 6.25%
4/1/06 (MBIA Insured)	15	15
(State Facilities and Equip. Proj.):
Series 2002 A, 5.5% 3/15/32 (Pre-Refunded to
3/15/12 @ 100) (d)	2,500	2,761
Series 2004 A2:
5.5% 3/15/19 (MBIA Insured)	1,230	1,391
5.5% 3/15/22 (MBIA Insured)	15,000	17,118
5.5% 3/15/23 (MBIA Insured)	2,000	2,283
Series 2004 A2, 5.5% 3/15/21 (MBIA Insured)	23,000	26,135
Series B, 5.25% 3/15/15 (MBIA Insured)	1,800	1,952
Series C1, 5.5% 3/15/19 (Pre-Refunded to 3/15/13
@ 100) (d)	3,000	3,343
5% 1/1/14 (FSA Insured)	5,000	5,374
New York Thruway Auth. Second Gen. Hwy. & Bridge
Trust Fund Series A:
5.25% 4/1/22 (Pre-Refunded to 4/1/13 @ 100) (d) .	3,000	3,297
5.25% 4/1/23 (Pre-Refunded to 4/1/13 @ 100) (d) .	3,050	3,352

11 Quarterly Report

Investments (Unaudited) - continued

Municipal Bonds – continued
	Principal	Value
	Amount (000s)	(000s)
New York – continued
New York Transitional Fin. Auth. Rev.:
Series 2000 C:
5.5% 11/1/20 (Pre-Refunded to 5/1/10 @ 101) (d)	$300	$329
5.5% 11/1/24 (Pre-Refunded to 5/1/10 @ 101) (d)	230	252
5.5% 11/1/24 (Pre-Refunded to 5/1/10 @ 101) (d)	770	845
Series 2003 D:
5% 2/1/31	20,025	20,512
5.25% 2/1/17 (MBIA Insured)	9,385	10,079
5.25% 2/1/19 (MBIA Insured)	8,075	8,620
Series 2003 E:
5.25% 2/1/15 (FGIC Insured)	7,250	7,819
5.25% 2/1/17 (FGIC Insured)	5,975	6,417
Series 2004 C:
5% 2/1/33 (FGIC Insured)	7,350	7,575
5.25% 2/1/14	6,000	6,548
Series 2005 A, 5.125% 8/15/21 (Pre-Refunded to
8/15/07 @ 101) (d)	4,270	4,455
Series A:
5.375% 11/15/21	4,550	4,916
5.5% 11/15/17 (FGIC Insured)	6,725	7,399
5.5% 11/15/20 (FGIC Insured)	9,000	9,849
5.75% 2/15/16	3,000	3,267
Series B:
5.125% 11/1/14 (Pre-Refunded to 5/1/09
@ 101) (d)	360	386
5.25% 8/1/19	3,000	3,223
5.375% 2/1/15	3,000	3,258
Series C, 5.375% 2/1/17	1,000	1,079
Series D, 5.25% 2/1/20 (MBIA Insured)	5,000	5,338
Niagara Falls City Niagara County Pub. Impt.:
7.5% 3/1/08 (MBIA Insured)	995	1,087
7.5% 3/1/10 (MBIA Insured)	1,155	1,331
7.5% 3/1/11 (MBIA Insured)	1,245	1,469
7.5% 3/1/16 (MBIA Insured)	1,060	1,369
7.5% 3/1/17 (MBIA Insured)	1,200	1,577
Niagara Falls Pub. Wtr. Auth. 5.5% 7/15/34 (XL Cap.
Assurance, Inc. Insured)	1,000	1,090
Sales Tax Asset Receivables Corp. Series A, 5.25%
10/15/27 (AMBAC Insured)	4,055	4,339

Quarterly Report

12

Municipal Bonds – continued
	Principal	Value
	Amount (000s)	(000s)
New York – continued
Saratoga County Indl. Dev. Agcy. (The Saratoga Hosp.
Proj.) Series A, 5% 12/1/10	$1,095	$1,139
Schenectady Indl. Dev. Agcy. Civic Facility Rev. (Union
College Proj.) Series A, 5.625% 7/1/31 (AMBAC
Insured)	2,000	2,187
Suffolk County Indl. Dev. Agcy. Civic Facility Rev.
(Huntington Hosp. Proj.) Series B, 6% 11/1/22	4,305	4,523
Taconic Hills Central School District at Craryville 5%
6/15/16 (FGIC Insured)	1,130	1,194
Tobacco Settlement Fing. Corp.:
Series A1:
5.25% 6/1/21 (AMBAC Insured)	3,255	3,455
5.25% 6/1/22 (AMBAC Insured)	5,300	5,626
5.5% 6/1/16	14,500	15,507
Series B1:
5% 6/1/10	1,685	1,775
5% 6/1/11	1,375	1,454
Series C1:
5% 6/1/11	3,280	3,313
5.5% 6/1/20	3,000	3,257
Triborough Bridge & Tunnel Auth. (Convention Ctr. Proj.)
Series E:
6% 1/1/11 (XL Cap. Assurance, Inc. Insured)	4,000	4,454
7.25% 1/1/10 (XL Cap. Assurance, Inc. Insured)	7,505	8,078
Triborough Bridge & Tunnel Auth. Revs.:
Series 2002 A, 5.25% 1/1/19	1,100	1,170
Series 2005 A, 5.125% 1/1/22	5,290	5,556
Series A:
5% 1/1/32	765	787
5% 1/1/32 (MBIA Insured)	1,455	1,494
5% 1/1/32 (Pre-Refunded to 1/1/12 @ 100) (d)	4,305	4,635
5% 1/1/32 (Pre-Refunded to 1/1/12 @ 100) (d)	8,070	8,689
6% 1/1/11 (Escrowed to Maturity) (d)	500	559
Series B:
5.2% 1/1/27 (Pre-Refunded to 1/1/22 @ 100) (d)	2,000	2,220
5.2% 1/1/27 (Pre-Refunded to 1/1/22 @ 100) (d)	2,000	2,220
5.5% 1/1/30 (Pre-Refunded to 1/1/22 @ 100) (d)	5,015	5,684
Series Q, 6.75% 1/1/09 (Escrowed to Maturity) (d)	1,000	1,057
Series Y, 6% 1/1/12 (Escrowed to Maturity) (d)	20,000	22,078
Upper Mohawk Valley Reg’l. Wtr. Fin. Auth. Wtr. Sys.
Rev. Series A, 5.125% 10/1/26 (FSA Insured)	5,000	5,168

13 Quarterly Report

Investments (Unaudited) - continued

Municipal Bonds – continued
	Principal	Value
	Amount (000s)	(000s)
New York – continued
Yonkers Gen. Oblig. Series 2001 A:
5% 12/15/11 (AMBAC Insured)	$1,415	$1,512
5% 12/15/12 (AMBAC Insured)	1,245	1,330
		1,374,523

New York & New Jersey – 4.8%
Port Auth. of New York & New Jersey:
120th Series:
5.75% 10/15/11 (MBIA Insured) (c)	15,000	15,756
5.75% 10/15/12 (MBIA Insured) (c)	15,530	16,313
124th Series:
5% 8/1/08 (c)	4,875	5,052
5% 8/1/13 (FGIC Insured) (c)	3,000	3,100
126th Series, 5.25% 5/15/37 (FGIC Insured) (c)	5,970	6,248
128th Series, 5% 11/1/19 (FSA Insured)	7,200	7,636
134th Series, 5% 1/15/39	10,000	10,273
Port Auth. of New York & New Jersey Spl. Oblig. Rev.
(JFK Int’l. Air Term. Spl. Proj.) Series 6, 6.25%
12/1/15 (MBIA Insured) (c)	5,000	5,621
		69,999

Puerto Rico – 0.6%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans.
Rev. Series 1998, 5.75% 7/1/22 (CIFG North
America Insured)	3,000	3,322
Puerto Rico Commonwealth Infrastructure Fing. Auth.
Series 2000 A, 5.5% 10/1/32 (Escrowed to
Maturity) (d)	2,175	2,366
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Series QQ:
5.25% 7/1/13 (XL Cap. Assurance, Inc. Insured)	1,500	1,641
5.5% 7/1/16 (XL Cap. Assurance, Inc. Insured)	1,000	1,122
		8,451

TOTAL MUNICIPAL BONDS
(Cost $1,425,647)		1,452,973

Quarterly Report

14

Municipal Notes — 0.1%
	Principal	Value
	Amount (000s)	(000s)
New York – 0.1%
Schenectady Gen. Oblig. BAN 5.25% 5/26/06
(Cost $2,200)	2,200	$2,197

TOTAL INVESTMENT PORTFOLIO – 98.7%
(Cost $1,427,847)		1,455,170

NET OTHER ASSETS – 1.3%		19,097
NET ASSETS – 100%		$1,474,267

Futures Contracts
Expiration	Underlying	Unrealized
Date	Face Amount	Appreciation/
	at Value (000s)	(Depreciation)
		(000s)
Purchased
Treasury Contracts
100 U.S. Treasury 10-Year Bond Contracts Dec. 2005	$10,845	$ (5)
The face value of futures purchased as a percentage of net assets – 0.7%

Security Type Abbreviation BAN — BOND ANTICIPATION NOTE

Legend

(a)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $110,000.

(b)	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(c)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

(d)	Security collateralized by an amount sufficient to pay interest and principal.

Income Tax Information

At October 31, 2005, the aggregate cost of investment securities for income tax purposes was $1,427,631,000. Net unrealized appreciation aggregated $27,539,000, of which $35,746,000 related to appreciated investment securities and $8,207,000 related to depreciated investment securities.

15 Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

16

Item 2.

Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity New York Municipal Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a -2(a)) is filed and attached hereto as Exhibit 99.CERT.

1

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity New York Municipal Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	December 22, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	December 22, 2005

By:	/s/Paul M. Murphy
Paul M. Murphy
Chief Financial Officer

Date:	December 22, 2005

2